Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Basis of accounting
(a)	Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

Use of Estimates
(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, identifying separate accounting units and estimating rebates related to revenue transactions, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, determining the provision for accounts receivable, determining the value-added tax (“VAT”) receivables, accounting for deferred income taxes and accounting for the share-based compensation. The results of the continuing operations and discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign Currency

The functional currency of the Company and Cheerbright, is the United States dollar (“US$”), whereas the functional currency of Autohome HK and Autohome Media is the Hong Kong dollar (“HK$”), and the functional currency of the PRC subsidiaries and VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive income.

Assets and liabilities of the Company, Cheerbright, Autohome HK and Autohome Media are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year.

Convenience Translation
(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Restricted Cash
(g)	Restricted Cash

Restricted cash represents cash pledged to the bank as collateral for the Company’s loan facility. The loan facility was repaid in full on December 27, 2013 (Note 15), however, the restrictions were not fully removed as of December 31, 2013. On February 20, 2014, the restrictions were removed and the related cash balance was reclassified to cash and cash equivalents.

Fair Value of Financial Instruments
(i)	Fair Value of Financial Instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, held-to-maturity instruments, accounts receivable, other current assets, short-term debt, accrued expenses and other payables, payable for repurchase of common stock and due to related parties. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Deferred IPO Costs
(h)	Deferred IPO Costs

Direct costs incurred by the Company attributable to its IPO of ordinary shares in the United States have been deferred and recorded in other current assets and will be charged against the gross proceeds received from such offering.

Accounts Receivable and Allowance for Doubtful Accounts
(j)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable balance is written off after all collection effort has ceased.

Property and Equipment
(k)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Purchased software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Intangible Assets
(l)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	15 years
Customer relationship	5 years
Websites	4 years
Domain names	4 years
Licensing agreements	1.75 years

Goodwill
(m)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2012 and 2013 were related to its acquisition of Cheerbright, China Topside and Norstar. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in our stock prices, business environment, legal factors, financial performances, competition, or events affecting our reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Company adopted Accounting Standards Update (“ASU”) 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment. This ASU permits the Company to first assess qualitative factors to determine whether it is “more-likely-than-not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If the Company determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. The Company has an unconditional option to bypass the qualitative assessment in any period and proceed directly to performing the two-step impairment test.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step goodwill impairment test. No impairment loss was recorded for any of the years presented.

If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Impairment of Long-Lived Assets and Intangibles
(n)	Impairment of Long-Lived Assets and Intangibles

The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

Revenue Recognition
(o)	Revenue Recognition

The Group’s revenue is primarily derived from online advertising and dealer subscription services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured based on the guidance in ASC 605, Revenue Recognition.

Contracts are signed to establish significant terms such as the price and online advertising services to be provided. The Group considers the price for its services to be fixed and determinable when the Group and its customers have signed the contracts. The Group assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.

Advertising services

The Group provides online advertising services to automakers, dealers and agency companies that represent automakers and dealers. The majority of the Group’s online advertising service arrangements involve multiple deliverables such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Multiple contracts with the same customers are accounted for as separate arrangements if the contracts are not linked together in a single transaction. Historically, the Company has not entered into multiple contracts with the same counterparty that should be combined and accounted for as a single arrangement.

In determining its best estimated selling price for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. Revenue is recognized rateably when the advertisements are published over the stated display period in the case of websites or when the services have been rendered in the case of promotional activities. The amount recognized is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions

Dealer subscription services

The Group provides subscription services to automakers, dealers and agency companies. The Group makes available throughout the subscription period a webpage linked to its websites where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Revenue is recognized rateably as services are provided over the subscription period.

Rebates to customers

The Group provides cash incentives in the form of rebates to agency companies based on cumulative annual advertising and service volume. The Group estimates its obligations under such agreements based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, giving consideration to the actual activity during the incentive period and, as appropriate, evaluation of the agency companies purchase trends and history. Estimated rebates are recorded as a reduction of revenue in the period revenue is recognized in the Group’s consolidated financial statements. The Group has estimated and recorded rebates to agency companies which amounted to RMB109,573, RMB153,388 and RMB231,136 (US$38,181) for the years ended December 31, 2011, 2012 and 2013, respectively.

Cost of Revenues

(p)	Cost of Revenues

Cost of revenues consist primarily of bandwidth and internet data centre fees, depreciation of the Group’s long lived assets, amortization of acquired intangible assets, VAT, business tax and surcharges and content related costs. Content related costs primarily comprise salaries and benefits for employees directly involved in revenue generation activities and other overhead expenses directly attributable to the provision of the online advertising and dealer subscription services.

The Group’s business is subject to VAT, business taxes, surcharges and cultural construction fees levied on advertising related sales in China. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, the group elected to present VAT, business taxes, surcharges and cultural construction fees as cost of revenues on the consolidated statements of comprehensive income. For the years ended December 31, 2012 and 2013, the Company’s PRC subsidiaries and its VIEs are subject to a 6% VAT.

Advertising Expenditures
(q)	Advertising Expenditures

Advertising expenditures which amounted to RMB18,830, RMB37,858 and RMB86,198 (US$14,239) for the years ended December 31, 2011, 2012 and 2013, respectively, are expensed as incurred and are included in sales and marketing expenses.

Product Development Expenses
(r)	Product Development Expenses

Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality in the Group’s websites, in which case they are capitalized. No costs were capitalized during any of the years presented.

Leases
(s)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

Income Taxes
(t)	Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Discontinued Operations
(u)	Discontinued Operations

In accordance with ASC 205-20, Discontinued Operations, when a component of an entity has been disposed of and the Group will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statements of comprehensive income for all years presented.

Treasury Stock
(v)	Treasury Stock

The Company accounts for treasury stock repurchases at cost in accordance to ASC 505-30, Treasury Stock. When a corporation’ s stock is retired, an excess of repurchase price over par value may be allocated between additional paid in capital and retained earnings.

Earnings Per Share
(w)	Earnings Per Share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between the Class A and Class B ordinary shares based on their participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method. The computation of the dilutive net income per share of Class A ordinary share assumes the conversion of Class B ordinary shares, while the diluted income per share of Class B ordinary share does not assume the conversion of those shares.

The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participating rights of the Class A and Class B ordinary shares as if the income for the year had been distributed. As the participating rights are identical, the undistributed income is allocated on a proportionate basis.

Comprehensive Income

(x)	Comprehensive Income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Company adopted ASU No. 2013-02, Comprehensive Income (Topic 220) (“ASU 2013-02”) in January 2013.There was no material impact to the Company’s consolidated financial statements upon adoption because there were no reclassifications out of accumulated other comprehensive income to net income for the periods presented.

Segment Reporting
(y)	Segment Reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Employee Benefits
(z)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB9,717, RMB13,666 and RMB23,410 (US$3,867) for the years ended December 31, 2011, 2012 and 2013, respectively.

Share-based Compensation
(aa)	Share-based Compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation awards, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees prior to the company of IPO.

Recent Accounting Pronouncements

(bb)	Recent Accounting Pronouncements

In March 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”)No. 2013-05 (“ASU 2013-05”), Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, CTA should be recognized in earnings in a business combination achieved in stages. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt ASU 2013-05 on January 1, 2014 and does not expect the adoption to have a material impact on its consolidated financial statements.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) (“ASU 2013-11”) to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. This ASU requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The modifications to ASC Topic 740 resulting from the issuance of ASU 2013-11 are effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. The Group will adopt ASU 2013-11 on January 1, 2014. Starting January 1, 2014, the Company will present an unrecognized tax benefit or a portion of an unrecognized tax benefit as deduction of deferred tax assets if applicable.

Parent Company [Member]
Basis of accounting
(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in income of subsidiaries” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Commitments
(b)	Commitments
The Company does not have any significant commitments or long-term obligations as of any of the years presented.